LEASES AND SHIP CHARTERS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of leases [Abstract]
Disclosure of finance lease and operating lease by lessor [text block]
Chartered to third parties
	2018	2017	2016
	US$’000	US$’000	US$’000

Within 1 year	5,183	5,183	11,420
Between two to five years	2,067	17,717	18,828
After five years	-	-	7,337
	7,250	22,900	37,585

Disclosure of finance lease and operating lease by lessee [text block]

	2018	2017	2016
	US$’000	US$’000	US$’000

Within 1 year	50,564	80,350	80,205
Between two to five years	52,884	94,177	143,034
After five years	20,432	6,171	15,984
	123,880	180,698	239,223

	2018	2017	2016
	US$’000	US$’000	US$’000

Minimum lease payments under operating leases recognised as an expense in the year	107,251	148,986	136,350

Office leases
Within 1 year	671	5,596	5,129
Between two to five years	116	19,413	15,333
After 5 years	-	5,779	6,285
	787	30,788	26,747
Residential property leases
Within 1 year	338	236	269
Between two to five years	132	86	48
	470	322	317
Other leases
Within one year	-	159	61
Between two to five years	-	46	1
	-	205	62